Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 1,002,418	$ 385,604	$ 1,388,022
Entity Level
Total	400,000		400,000
Virginia
Total	86,319	94,268	180,587
West Virginia
Total	$ 516,099	$ 291,336	$ 807,435